DEPOSITS AND PREPAID EXPENSES (Details) (USD $)	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Deposits And Prepaid Expenses [Line Items]
Deposits for - purchases of equipment	$ 4,372,776		$ 4,886,048	[1]	$ 318,192
Deposits for - acquisition of land use right	7,826,508		7,826,508		7,826,508
Deposits for - inventory purchases	7,693,099	[1]	9,771,383		2,228,854
Deposits for - aquaculture contract	9,404,067		0		7,062,600
Deposits for - building materials	877,598		1,281,935		2,000,000
Deposits for - proprietary technology	0		4,404,210		2,254,839
Deposits for - construction in progress	23,021,316		23,021,316		14,423,021
Miscellaneous			0	[2]	4,892,258	[2]
Shares issued for employee compensation and oversea professional fee	2,415,099		100,308		271,800
Deposits and prepaid expenses	$ 55,610,463		$ 51,291,708		$ 41,278,072

[1]	Miscellaneous represents rental and utility deposits, and deposits for sundries purchases and sundries prepaid expenses.
[2]	Miscellaneous represents the value of the shares of the Company held by the custodian for convertible notes, rental and utility deposits, and deposits for sundries purchases and sundries prepaid expenses.